COMMITMENTS AND CONTINGENCIES	6 Months Ended	12 Months Ended
	Jun. 30, 2026	Dec. 31, 2025
Commitments and Contingencies Disclosure [Abstract]
COMMITMENTS AND CONTINGENCIES

10. COMMITMENTS AND CONTINGENCIES

Office Space

Our corporate headquarters are in a full-service office suite located in a building in North Reading, Massachusetts, consisting of approximately 5,000 square feet of retail, manufacturing, and office space. The Company’s contractual term as of February 1, 2025, is 36 months expiring January 31, 2028.

The lease requires monthly payments of $5,500, payable at the beginning of each month, with no variable payments, residual value guarantees, or purchase options. The lease does not include renewal or termination options reasonably certain to be exercised. The lease liability and ROU asset were measured at commencement using the Company’s estimated incremental borrowing rate of 10% per annum, as the rate implicit in the lease was not readily determinable.

Maturity Analysis of Lease Liability: The following table presents the undiscounted cash flows for the operating lease liability as of June 30, 2026, reconciled to the present value:

Year	Undiscounted Cash Flows	Present Value
2026 - 6 months	$33,000	$28,546
2027 - 12 months	66,000	62,645
2028 - 1 month	5,500	5,500
Total Remaining	$104,500	$96,691

The current portion of the operating lease liability as of June 30, 2026, is $59,070 (December 31, 2025 - $55,822).

Contractual Arrangements

On June 23, 2025, Powerdyne International, Inc. (“Powerdyne International, Inc.” or the “Company”) (OTCPK: PWDY) entered into an investment agreement (the “Agreement”) with GHS Investments, LLC (the “Investor”), whereby the Investor has agreed to invest up to $10,000,000 to purchase shares of our common stock. GHS Investments LLC is a Nevada limited liability company, with offices at 420 Jericho Turnpike, Suite 102, Jericho, NY 11753 (the “Investor”).

Subject to the terms and conditions of the Investment Agreement and Registration Agreement, we may, in our sole discretion, deliver a put notice to the Investor which states the dollar amount which we intend to sell to the Investor on a certain date. The amount that we shall be entitled to sell to Investor shall be equal to two hundred percent (200%) of the average daily volume (U.S. market only) of the common stock for the ten (10) trading days prior to the applicable notice date so long as such amount does not exceed a calculated dollar amount per every 10 days of $500,000. The minimum amount shall be equal to $10,000.

In connection with the Agreement, we also entered into a registration rights agreement dated June 23, 2025, whereby we agreed to file a Registration Statement on Form S-1 with the Securities and Exchange Commission within thirty (30) days of the date of the registration rights agreement and to have the Registration Statement declared effective by the Securities and Exchange Commission within ninety (90) days after we have filed the Registration Statement.

On March 17, 2026, the company hired Transcontinental Partners LLC to render corporate relations, advisory and market awareness campaign for 25 million restricted shares for a one-year contract.

The Company recorded $117,500 as prepaid consulting services for the 25,000,000 shares issued to third party consultants, which was the fair value of the closing price of the shares on the date of issuance. The prepaid consulting services will be amortized over the twelve-month term of the agreement, which commenced on March 17, 2026. During the three months ended June 30, 2026, the Company recognized $29,375 of share-based compensation. During the six months ended June 30, 2026, the Company recognized $33,882 of share-based compensation.

The Company relied upon Section 4(2) and/or Regulation D of the Securities Act of 1933, as amended, for the issuance of these securities. No commissions were paid regarding the share issuance, and the share certificates were issued, or “book entry”, with a Rule 144 restrictive legend.

Litigation

There are no pending, threatened or actual legal proceedings in which the Company or any subsidiary is a party to.

15. COMMITMENTS AND CONTINGENCIES

Office Space

Our corporate headquarters are in a full-service office suite located in a building in North Reading, Massachusetts, consisting of approximately 5,000 square feet of retail, manufacturing, and office space. The Company’s contractual term as of Febuary1, 2025 is 36 months expiring January 31, 2028.

The lease requires monthly payments of $5,500, payable at the beginning of each month, with no variable payments, residual value guarantees, or purchase options. The lease does not include renewal or termination options reasonably certain to be exercised. The lease liability and ROU asset were measured at commencement using the Company’s estimated incremental borrowing rate of 10% per annum, as the rate implicit in the lease was not readily determinable.

Maturity Analysis of Lease Liability: The following table presents the undiscounted cash flows for the operating lease liability as of December 31, 2025, reconciled to the present value:

Year	Undiscounted Cash Flows	Present Value
2026 - 12 months	66,000	55,822
2028 - 12 months	66,000	62,645
2029 - 1 month	5,500	5,500
Total Remaining	$137,500	$123,967

Contractual Arrangements

On June 23, 2025, Powerdyne International Inc. (“Powerdyne International Inc.” or the “Company”) (OTCPK: PWDY) entered into an investment agreement (the “Agreement”) with GHS Investments, LLC (the “Investor”), whereby the Investor has agreed to invest up to $10,000,000 to purchase shares of our common stock. GHS Investments LLC is a Nevada limited liability company, with offices at 420 Jericho Turnpike, Suite 102, Jericho, NY 11753 (the “Investor”).

Subject to the terms and conditions of the Investment Agreement and Registration Agreement, we may, in our sole discretion, deliver a put notice to the Investor which states the dollar amount which we intend to sell to the Investor on a certain date. The amount that we shall be entitled to sell to Investor shall be equal to two hundred percent (200%) of the average daily volume (U.S. market only) of the common stock for the ten (10) trading days prior to the applicable notice date so long as such amount does not exceed a calculated dollar amount per every 10 days of $500,000. The minimum amount shall be equal to $10,000.

In connection with the Agreement, we also entered into a registration rights agreement dated June 23, 2025, whereby we agreed to file a Registration Statement on Form S-1 with the Securities and Exchange Commission within thirty (30) days of the date of the registration rights agreement and to have the Registration Statement declared effective by the Securities and Exchange Commission within ninety (90) days after we have filed the Registration Statement.

Litigation

There is no pending, threatened or actual legal proceedings in which the Company or any subsidiary is a party.